Income Taxes (Tables)	12 Months Ended
Nov. 30, 2021
Income Taxes
Schedule of effective income tax rate reconciliation
	November 30,	November 30,	November 30,
	2021	2020	2019
	%	%	%
Statutory income tax rate	26.5	26.5	26.5
	$	$	$

Statutory income tax recovery	(1,393,726)	(889,905)	(2,143,853)
Increase (decrease) in income taxes
Non-deductible expenses/non-taxable income	53,470	47,287	79,210
Change in valuation allowance	540,925	843,877	2,425,721
Investment tax credit	-	-	(364,955)
Financing costs booked to equity	(10,128)	-	-
Difference in foreign tax rates	(98)	-	(1,487)
True up of tax returns	-	-	-
Tax loss expired and other	695,370	(9,069)	-
Global intangible low-taxed income (GILTI)		40,643	-
Income tax expense (recovery)	(114,187)	32,833	-

The Company's income tax expense (recovery) is allocated as follows:

Current tax expense	(20,333)	32,833	5,678
Deferred tax recovery	(93,854)	-	(11,042)

Schedule of deferred tax assets and liabilities
	2021	2020
	$	$
Deferred tax assets
Non-capital loss carry-forwards	16,323,553	14,690,358
Book and tax basis differences on assets and liabilities	1,527,791	1,274,734
Other	1,509,122	1,263,175
Investment tax credit	2,850,496	3,405,090
Undeducted research and development expenditures	4,227,211	4,990,176
Capital loss carryforwards	318,915	318,915
Share issuance cost	227,253	492,243
	26,984,341	26,434,691
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(271,913)
Convertible debentures	(12,857)	(4,132)
	(284,770)	(276,045)

Valuation allowances for deferred tax assets	(26,699,571)	(26,158,646)
Net deferred tax assets	-	-
	2021	2020
	$	$
Balance at the beginning of the year	-	-
Recognized in profit/loss	(93,854)	-
Recognized in shareholders' equity	93,854	-
Balance at the end of the year	-	-

Schedule of operating losses
Canadian income tax losses expiring in the year ended November 30,	Federal
$
2029	609,497
2030	3,717,403
2031	6,154,180
2032	6,410,970
2033	4,984,768
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,231,494
2039	9,891,661
2040	3,111,826
2041	4,968,817
61,598,314